UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President & Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Small Cap Funds (Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Empower S&P Small Cap 600® Index Fund
Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 15.47%, relative to a 16.05% return for the S&P SmallCap 600® Index, the Fund’s benchmark index.
ILIM Commentary
Small cap companies underperformed the broader market in 2023 as these companies are seen as more sensitive than large caps to interest rates, which rose for most of the period. This outweighed upward revisions to gross domestic product growth forecasts. The significant outperformance of large cap stocks, particularly among the “Magnificent Seven” stocks (Apple, Amazon, Alphabet, Meta, Microsoft, Nvidia and Tesla) linked to the artificial intelligence theme, also contributed to the underperformance of small caps during the year. Small cap stocks were supported towards the end of 2023 by expected monetary easing in 2024 and attractive valuations compared to large cap stocks versus history.
In 2023, U.S. small cap stocks were buoyed by resilient economic activity as well as falling inflation and, towards the end of the year, expectations that the Federal Reserve (the “Fed”) would ease policy in early 2024. Strong U.S. activity in January led to a rally, but this gave way to concerns over further monetary tightening from the Fed in February before the banking crises in March. The collapse of Silicon Valley Bank in the U.S. raised concerns of contagion in the global banking sector, and this spread to Credit Suisse, which was taken over by UBS later in the month. The silver lining was the swift and decisive actions of the authorities, with deposit guarantees and funding schemes launched to shore up confidence in the banking system. This sent a signal to investors that regulators and central banks were willing to aid the sector in times of distress.
Subsequent economic data proved resilient in spite of severe headwinds, including significant tightening - the Fed has raised its key rate at the fastest pace in 40 years, by 525 basis points to a range of 5.25-5.50%. The Fed also emphasized for most of 2023 that the rate would need to remain ‘higher for longer’ to get inflation down to the 2% target. However, having paused its hiking cycle amid a drop in inflation, the Fed suggested at its December meeting that rate cuts would be forthcoming in early 2024 which helped support small cap equities towards the end of 2023.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	15.70%	10.85%	8.97%
Investor Class	15.47%	10.49%	8.09%
Class L	15.07%	10.22%	7.83%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower Small Cap Growth Fund
Management Discussion
The Fund’s sub-advisers are Lord Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, Inc. (“Peregrine”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 15.76%, relative to an 18.66% return for the Russell 2000® Growth Index, the Fund’s benchmark index.
Lord Abbett Commentary
Markets had to endure through a number of countervailing forces over the trailing twelve months, leading to periods of volatility and a wide dispersion of returns. On the positive side, market expectations of a soft landing in the U.S. economy were backed by falling inflation data, a tight labor market, a resilient consumer, and optimism regarding the potential impacts of artificial intelligence. While there were concerns corporate earnings could deteriorate, aggregate earnings results were better than expected as cost-cutting measures, strength in services sectors, and supply chain improvements generally benefitted companies.
Amid these positive trends, investors had concerns about aggressive Federal Reserve (the “Fed”) monetary policy and fear of a potential policy mistake leading to a recession. Investor sentiment was also negatively impacted by several factors, including narrow market breadth, an underwhelming China recovery from the Covid-19 pandemic, geopolitical tensions, and rising energy prices. Markets also had to grapple with the ripple effects of the turmoil in the banking sector, which led to regulatory shutdowns and interventions by the Fed, FDIC, and U.S. Treasury. Against this backdrop, U.S. equities delivered positive returns over the period. However, performance was primarily driven by a handful of large cap names, and there was a great deal of dispersion below the surface.
For the Lord Abbett sub-advised portion of the Fund, security selection within the healthcare and consumer discretionary sectors detracted from relative performance over the period. Conversely, security selection within the consumer staples and information technology sectors contributed to relative performance during the period.
Peregrine Commentary2023 performance for the Peregrine sub-advised portion of the Fund was driven by positive active returns in nine of the eleven sectors, led by strong stock selection within industrials, technology, materials, and consumer staples. This was partially offset by underperformance within healthcare and consumer discretionary. For the fourth quarter, the portfolio underperformed the benchmark index, largely driven by the strong laggards rally concentrated in December. The majority of the fourth quarter underperformance was driven by healthcare, specifically an underweight in biopharma and pharmaceuticals. These names were among the strongest to recover, returning more than twice that of the overall benchmark index. A similar dynamic impacted consumer discretionary, where in-benchmark names underperformed meaningfully through the October lows but recovered quickly in the short covering rally. These headwinds were partly offset by strong stock selection within consumer staples and information technology, along with a relative underweight in energy.

The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from September 10, 2015 (inception) through December 31, 2015.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	16.11%	11.75%	9.18%
Investor Class	15.76%	11.36%	8.80%
(a) Institutional Class inception date was September 10, 2015.
(b) Investor Class inception date was September 10, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower Small Cap Value Fund
Management Discussion
The Fund’s sub-advisers are Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) and Loomis, Sayles, & Company, L.P. (“Loomis Sayles”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 17.81%, relative to a 14.65% return for the Russell 2000® Value Index, the Fund’s benchmark index.
Hotchkis & Wiley Commentary
Throughout much of 2023, small cap stocks trailed behind their larger counterparts before narrowing the gap in the year’s final months. Over the last two years, the fear of an economic recession sparked by the Federal Reserve’s efforts to tame rising inflation cast a cloud over small cap stocks. Adding to economic uncertainty, a regional banking crisis in early 2023 further weighed on investors, affecting the small cap equity market disproportionately. Meanwhile, the valuation gap between growth funds and value funds widened significantly. The large valuation gap was based on small growth stocks at historically rich valuations, while small value stocks were at slight discounts to their long-term average valuation.
For the Hotchkis & Wiley sub-advised portion of the Fund, the underweight in healthcare and stock selection in consumer discretionary were the largest positive contributors to relative performance. Stock selection in financials and the overweight in technology also helped relative performance, along with the overweight in industrials. Stock selection in materials, healthcare, industrials, and energy detracted from relative performance in the year.
Loomis Sayles Commentary
The U.S. equity market overcame a number of potential headwinds to post a robust total return in 2023. The interest rate outlook was a key driver of volatility throughout the year, as the Federal Reserve (the “Fed”) continued to raise rates to combat inflation. This issue became more prominent in late summer and early autumn, when rising energy prices fueled concerns that persistent inflation could compel the Fed to keep rates “higher for longer.” The backdrop changed considerably in the fourth quarter, however, thanks to a series of cooler-than-expected inflation reports. In addition, Fed Chairman Jerome Powell surprised the markets in December by indicating that the central bank was likely finished raising rates and possibly on track to begin enacting rate cuts in 2024. Not least, it appeared that gross domestic product growth would remain in positive territory and allow the Fed to achieve the ideal outcome of a “soft landing” for the economy. Stocks surged in response, bringing most major large-cap indexes to near all-time highs by year-end. The late year rally was broad-based, with strong participation from market segments - including the value style, small caps, and mid-caps - that had underperformed for most of 2023. Despite this shift, larger cap and growth stocks were the key source of market leadership over the full year. Mega-cap technology-related companies produced particularly impressive gains that were fueled, in part, by excitement about the long-term prospects for artificial intelligence.
Within the small cap market segment, overall returns for the year were strong but were not without volatility. For the balance of the year, and particularly within the third quarter, investors took a more defensive posture and “risk-off” leadership drove returns in the small cap market. To close the year, the market had a strong reversal in leadership and reflected a pivot to a “risk-on” market led by lower quality stocks. In spite of the different tone of the market over the final few months of the year, quality was a successful theme for the year in total, as higher returning business models with greater revenue and earnings visibility outperformed more speculative and money losing segments.
Two key factors accounted for the Loomis Sayles sub-advised portion of the Fund’s performance in 2023: (1) higher quality stocks generally outperformed lower quality stocks within the benchmark index for the year; and (2) successful portfolio changes over recent quarters that provided meaningful support to returns. From a sector and stock selection standpoint an overweight to the industrials and information technology sectors and underweights to utilities and financials were beneficial to relative return. Stock selection was strong overall with particular strength within the consumer staples, energy, information technology and communication services. Offsetting these positives was an underweight to the consumer discretionary sector, an overweight to healthcare and lagging stock selection in the industrials and consumer discretionary sectors.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	18.19%	12.65%	8.26%
Investor Class	17.81%	12.25%	7.64%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2023 (unaudited)
Empower S&P Small Cap 600® Index Fund
Sector	Percentage of Fund Investments
Financial	24.62%
Consumer, Non-cyclical	17.29
Industrial	16.83
Consumer, Cyclical	16.44
Technology	7.54
Energy	5.13
Basic Materials	3.87
Communications	3.62
Utilities	1.95
Short Term Investments	2.71
Total	100.00%
Empower Small Cap Growth Fund
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	33.41%
Technology	24.49
Industrial	14.06
Consumer, Cyclical	10.50
Financial	8.83
Basic Materials	3.10
Communications	2.09
Energy	1.19
Short Term Investments	2.33
Total	100.00%
Empower Small Cap Value Fund
Sector	Percentage of Fund Investments
Financial	25.66%
Industrial	20.72
Consumer, Non-cyclical	18.17
Consumer, Cyclical	11.00
Energy	10.20
Technology	5.39
Basic Materials	3.47
Utilities	2.37
Communications	1.69
Short Term Investments	1.33
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Each Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of each Fund's table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of each Fund's table below provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each Fund's table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of each Fund's table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower S&P Small Cap 600® Index Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,091.85	$1.11
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07
Investor Class
Actual	$1,000.00	$1,091.80	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85
Class L
Actual	$1,000.00	$1,090.14	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.21% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,034.38	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28
Investor Class
Actual	$1,000.00	$1,033.37	$6.10
Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06
* Expenses are equal to the Fund's annualized expense ratio of 0.84% for the Institutional Class shares and 1.19% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,101.69	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77
Investor Class
Actual	$1,000.00	$1,099.89	$5.77
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55
* Expenses are equal to the Fund's annualized expense ratio of 0.74% for the Institutional Class shares and 1.09% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.91%
19,399	AdvanSix Inc	$ 581,194
91,690	ATI Inc(a)	4,169,144
23,209	Balchem Corp	3,452,339
35,598	Carpenter Technology Corp	2,520,338
37,981	Century Aluminum Co(a)	461,089
24,965	Compass Minerals International Inc	632,114
13,938	Hawkins Inc	981,514
8,538	Haynes International Inc	487,093
38,775	HB Fuller Co	3,156,673
23,188	Ingevity Corp(a)	1,094,937
17,472	Innospec Inc	2,153,249
11,702	Kaiser Aluminum Corp	833,066
14,438	Koppers Holdings Inc	739,514
38,362	Mativ Holdings Inc	587,322
34,029	Mercer International Inc	322,595
23,419	Minerals Technologies Inc	1,670,009
10,054	Quaker Chemical Corp	2,145,725
12,077	Rogers Corp(a)	1,595,010
29,526	Sensient Technologies Corp	1,948,716
15,042	Stepan Co	1,422,221
25,410	Sylvamo Corp	1,247,885
20,232	Worthington Steel Inc(a)	568,519
		32,770,266
Communications — 3.65%
48,887	A10 Networks Inc	643,842
52,886	ADTRAN Holdings Inc	388,183
23,364	AMC Networks Inc Class A(a)	439,010
7,883	ATN International Inc	307,200
61,958	Cargurus Inc(a)	1,496,905
42,821	Cars.com Inc(a)	812,314
30,605	Cogent Communications Holdings Inc	2,327,816
59,451	Consolidated Communications Holdings Inc(a)	258,612
169,949	DISH Network Corp Class A(a)	980,606
19,531	ePlus Inc(a)	1,559,355
45,292	EW Scripps Co Class A(a)	361,883
93,270	Extreme Networks Inc(a)	1,645,283
43,092	Gogo Inc(a)	436,522
76,791	Harmonic Inc(a)	1,001,355
17,876	HealthStream Inc	483,188
18,082	InterDigital Inc	1,962,620
16,756	Liquidity Services Inc(a)	288,371
719,673	Lumen Technologies Inc(a)	1,317,002
25,245	Perficient Inc(a)	1,661,626
39,889	QuinStreet Inc(a)	511,377
18,372	Scholastic Corp	692,624
36,188	Shenandoah Telecommunications Co	782,385
16,573	Shutterstock Inc	800,144
18,871	TechTarget Inc(a)	657,843
69,643	Telephone & Data Systems Inc	1,277,949
22,925	Thryv Holdings Inc(a)	466,524
76,967	TripAdvisor Inc(a)	1,657,099
52,122	Viasat Inc(a)(b)	1,456,810
Shares		Fair Value
Communications — (continued)
161,275	Viavi Solutions Inc(a)	$ 1,624,039
48,387	Yelp Inc(a)	2,290,641
		30,589,128
Consumer, Cyclical — 16.59%
35,524	Abercrombie & Fitch Co Class A(a)	3,133,927
52,883	Academy Sports & Outdoors Inc	3,490,278
42,168	Advance Auto Parts Inc	2,573,513
92,032	Alaska Air Group Inc(a)	3,595,690
10,698	Allegiant Travel Co	883,762
86,540	American Axle & Manufacturing Holdings Inc(a)	762,417
132,199	American Eagle Outfitters Inc	2,797,331
4,543	America's Car-Mart Inc(a)	344,223
14,858	Asbury Automotive Group Inc(a)	3,342,604
15,257	BJ's Restaurants Inc(a)	549,405
63,173	Bloomin' Brands Inc	1,778,320
21,698	Boot Barn Holdings Inc(a)	1,665,538
31,878	Brinker International Inc(a)	1,376,492
21,151	Buckle Inc	1,005,095
24,943	Caleres Inc	766,498
5,537	Cavco Industries Inc(a)	1,919,235
20,352	Century Communities Inc	1,854,881
33,550	Cheesecake Factory Inc	1,174,585
93,060	Chico's FAS Inc(a)	705,395
13,437	Chuy's Holdings Inc(a)	513,696
77,580	Cinemark Holdings Inc(a)(b)	1,093,102
15,975	Cracker Barrel Old Country Store Inc(b)	1,231,353
90,952	Dana Inc	1,328,809
23,908	Dave & Buster's Entertainment Inc(a)	1,287,446
29,353	Designer Brands Inc Class A	259,774
11,478	Dine Brands Global Inc	569,883
20,536	Dorman Products Inc(a)	1,712,908
16,916	Ethan Allen Interiors Inc	539,959
59,432	Foot Locker Inc	1,851,307
30,269	G-III Apparel Group Ltd(a)	1,028,541
22,789	Gentherm Inc(a)	1,193,232
28,734	GMS Inc(a)	2,368,544
16,207	Golden Entertainment Inc	647,146
17,801	Green Brick Partners Inc(a)	924,584
9,985	Group 1 Automotive Inc	3,042,829
21,201	Guess? Inc	488,895
240,099	Hanesbrands Inc(a)	1,070,841
9,493	Haverty Furniture Cos Inc	337,001
8,261	Hibbett Inc	594,957
33,397	HNI Corp	1,396,997
16,976	Installed Building Products Inc	3,103,552
42,062	Interface Inc	530,822
20,471	iRobot Corp(a)	792,228
14,388	Jack in the Box Inc	1,174,492
241,494	JetBlue Airways Corp(a)	1,340,292
80,623	Kohl's Corp	2,312,268

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Cyclical — (continued)
35,076	Kontoor Brands Inc	$ 2,189,444
30,780	La-Z-Boy Inc	1,136,398
17,896	LCI Industries	2,249,706
129,719	Leslie's Inc(a)	896,358
14,936	LGI Homes Inc(a)	1,988,878
19,730	M/I Homes Inc(a)	2,717,610
12,121	Madison Square Garden Sports Corp(a)	2,203,961
14,665	Marcus Corp(b)	213,816
13,401	MarineMax Inc(a)	521,299
43,002	MDC Holdings Inc	2,375,861
26,557	Meritage Homes Corp	4,626,229
26,796	Methode Electronics Inc	609,073
53,809	MillerKnoll Inc	1,435,624
10,059	Monarch Casino & Resort Inc	695,580
11,389	Movado Group Inc	343,378
55,193	National Vision Holdings Inc(a)	1,155,189
270,575	Newell Brands Inc	2,348,591
34,549	Nu Skin Enterprises Inc Class A	670,942
23,785	ODP Corp(a)	1,339,096
78,223	OPENLANE Inc(a)	1,158,483
10,442	Oxford Industries Inc	1,044,200
23,681	Papa John's International Inc	1,805,203
14,620	Patrick Industries Inc	1,467,117
8,356	PC Connection Inc	561,607
32,675	Phinia Inc	989,726
18,309	PriceSmart Inc	1,387,456
102,351	Resideo Technologies Inc(a)	1,926,246
44,384	Rush Enterprises Inc Class A	2,232,515
79,107	Sally Beauty Holdings Inc(a)	1,050,541
16,647	ScanSource Inc(a)	659,388
27,293	Shake Shack Inc Class A(a)	2,022,957
12,026	Shoe Carnival Inc	363,305
31,736	Signet Jewelers Ltd	3,404,003
50,785	Six Flags Entertainment Corp(a)	1,273,688
29,919	SkyWest Inc(a)	1,561,772
10,343	Sonic Automotive Inc Class A	581,380
89,918	Sonos Inc(a)	1,541,195
13,975	Standard Motor Products Inc	556,345
49,552	Steven Madden Ltd	2,081,184
29,492	Sun Country Airlines Holdings Inc(a)	463,909
38,041	Titan International Inc(a)	566,050
101,082	Topgolf Callaway Brands Corp(a)	1,449,516
69,860	Tri Pointe Homes Inc(a)	2,473,044
10,941	UniFirst Corp	2,001,218
40,818	Urban Outfitters Inc(a)	1,456,794
55,842	Victoria's Secret & Co(a)	1,482,047
41,624	Vista Outdoor Inc(a)	1,230,822
32,780	Wabash National Corp	839,824
21,857	Winnebago Industries Inc	1,592,938
60,698	Wolverine World Wide Inc	539,605
14,828	XPEL Inc(a)	798,488
31,365	Xperi Inc(a)	345,642
		139,079,888
Shares		Fair Value
Consumer, Non-Cyclical — 17.44%
46,326	ABM Industries Inc	$ 2,076,795
63,763	AdaptHealth Corp(a)	464,832
11,376	Addus HomeCare Corp(a)	1,056,262
28,478	Adtalem Global Education Inc(a)	1,678,778
28,985	Agiliti Inc(a)	229,561
36,335	Alarm.com Holdings Inc(a)	2,347,968
120,041	Alkermes PLC(a)	3,329,937
26,531	AMN Healthcare Services Inc(a)	1,986,641
27,389	Amphastar Pharmaceuticals Inc(a)	1,694,010
22,062	Andersons Inc	1,269,447
10,790	ANI Pharmaceuticals Inc(a)	594,961
29,555	Apollo Medical Holdings Inc(a)	1,131,957
40,881	Arcus Biosciences Inc(a)	780,827
69,671	Arlo Technologies Inc(a)	663,268
27,915	Artivion Inc(a)	499,120
35,190	Avanos Medical Inc(a)	789,312
55,488	B&G Foods Inc(b)	582,624
24,503	BioLife Solutions Inc(a)	398,174
11,158	Calavo Growers Inc	328,157
29,469	Cal-Maine Foods Inc	1,691,226
70,387	Catalyst Pharmaceuticals Inc(a)	1,183,205
7,202	Central Garden & Pet Co(a)	360,892
29,710	Central Garden & Pet Co Class A(a)	1,308,428
75,951	Certara Inc(a)	1,335,978
25,554	Chefs' Warehouse Inc(a)	752,054
22,813	Collegium Pharmaceutical Inc(a)	702,184
21,755	CONMED Corp	2,382,390
65,392	Corcept Therapeutics Inc(a)	2,123,932
78,928	CoreCivic Inc(a)	1,146,824
6,518	CorVel Corp(a)	1,611,315
25,276	Cross Country Healthcare Inc(a)	572,249
68,316	Cytek Biosciences Inc(a)	623,042
70,498	Cytokinetics Inc(a)	5,885,878
33,161	Deluxe Corp	711,303
91,485	Dynavax Technologies Corp(a)	1,278,960
36,221	Edgewell Personal Care Co	1,326,775
39,415	elf Beauty Inc(a)	5,689,161
40,345	Embecta Corp	763,731
36,829	Enhabit Inc(a)	381,180
40,205	Ensign Group Inc	4,511,403
47,004	EVERTEC Inc	1,924,344
9,458	Forrester Research Inc(a)	253,569
64,386	Fortrea Holdings Inc(a)	2,247,071
25,495	Fresh Del Monte Produce Inc	669,244
14,693	Fulgent Genetics Inc(a)	424,775
86,785	GEO Group Inc(a)	939,882
34,972	Glaukos Corp(a)	2,779,924
32,705	Green Dot Corp Class A(a)	323,780
62,995	Hain Celestial Group Inc(a)	689,795
24,451	Harmony Biosciences Holdings Inc(a)	789,767
49,729	Healthcare Services Group Inc(a)	515,690

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,732	Heidrick & Struggles International Inc	$ 435,036
14,557	ICU Medical Inc(a)	1,451,915
39,330	Innoviva Inc(a)	630,853
24,287	Integer Holdings Corp(a)	2,406,356
13,029	Inter Parfums Inc	1,876,306
101,614	Ironwood Pharmaceuticals Inc(a)	1,162,464
11,256	J & J Snack Foods Corp	1,881,328
6,544	John B Sanfilippo & Son Inc	674,294
31,458	John Wiley & Sons Inc Class A	998,477
24,167	Kelly Services Inc Class A	522,491
37,259	Korn Ferry	2,211,322
13,509	LeMaitre Vascular Inc	766,771
11,418	Ligand Pharmaceuticals Inc(a)	815,474
47,898	LiveRamp Holdings Inc(a)	1,814,376
22,813	Matthews International Corp Class A	836,096
8,383	Medifast Inc	563,505
41,202	Merit Medical Systems Inc(a)	3,129,704
10,741	MGP Ingredients Inc	1,058,203
64,816	Mister Car Wash Inc(a)(b)	560,010
9,328	ModivCare Inc(a)	410,339
23,584	Monro Inc	691,955
62,133	Myriad Genetics Inc(a)	1,189,226
16,451	National Beverage Corp(a)	817,944
10,093	National HealthCare Corp	932,795
93,196	NeoGenomics Inc(a)	1,507,911
32,012	Omnicell Inc(a)	1,204,611
54,662	OraSure Technologies Inc(a)	448,228
180,390	Organon & Co	2,601,224
53,227	Owens & Minor Inc(a)	1,025,684
32,602	Pacira BioSciences Inc(a)	1,099,991
177,523	Payoneer Global Inc(a)	924,895
62,528	Pediatrix Medical Group Inc(a)	581,510
48,612	Perdoceo Education Corp	853,627
14,137	Phibro Animal Health Corp Class A	163,706
86,731	Premier Inc Class A	1,939,305
34,883	Prestige Consumer Healthcare Inc(a)	2,135,537
31,863	PROG Holdings Inc(a)	984,885
24,528	Quanex Building Products Corp	749,821
43,501	RadNet Inc(a)	1,512,530
27,520	REGENXBIO Inc(a)	493,984
24,351	Resources Connection Inc	345,054
262,244	Sabre Corp(a)	1,153,874
76,026	Select Medical Holdings Corp	1,786,611
63,667	Simply Good Foods Co(a)	2,521,213
23,997	SpartanNash Co	550,731
36,010	STAAR Surgical Co(a)	1,123,872
15,871	Strategic Education Inc	1,466,004
27,773	Stride Inc(a)	1,648,883
38,601	Supernus Pharmaceuticals Inc(a)	1,117,113
46,577	Tandem Diabetes Care Inc(a)	1,377,748
13,164	Tootsie Roll Industries Inc	437,571
35,135	TreeHouse Foods Inc(a)	1,456,346
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,233	TrueBlue Inc(a)	$ 341,054
4,799	UFP Technologies Inc(a)	825,620
42,994	United Natural Foods Inc(a)	697,793
17,673	Universal Corp	1,189,746
31,647	Upbound Group Inc	1,075,049
10,667	US Physical Therapy Inc	993,524
8,258	USANA Health Sciences Inc(a)	442,629
27,835	Varex Imaging Corp(a)	570,618
97,436	Vector Group Ltd	1,099,078
33,033	Vericel Corp(a)	1,176,305
91,702	Vestis Corp	1,938,580
15,503	Viad Corp(a)	561,209
62,963	Vir Biotechnology Inc(a)	633,408
9,622	WD-40 Co	2,300,332
44,900	WK Kellogg Co	589,986
43,143	Xencor Inc(a)	915,926
		146,203,148
Energy — 5.17%
8,500	Alpha Metallurgical Resources Inc	2,880,820
97,821	Archrock Inc	1,506,443
17,701	Bristow Group Inc(a)	500,407
45,758	California Resources Corp	2,502,048
39,491	Callon Petroleum Co(a)	1,279,509
70,061	Comstock Resources Inc(b)	620,040
19,698	CONSOL Energy Inc	1,980,240
31,293	Core Laboratories Inc	552,634
22,080	CVR Energy Inc	669,024
25,501	Dril-Quip Inc(a)	593,408
42,611	Green Plains Inc(a)	1,074,650
97,818	Helix Energy Solutions Group Inc(a)	1,005,569
70,848	Helmerich & Payne Inc	2,566,115
108,266	Liberty Energy Inc	1,963,945
6,792	Nabors Industries Ltd(a)	554,431
66,386	Northern Oil & Gas Inc	2,460,929
73,766	NOW Inc(a)	835,031
72,047	Oceaneering International Inc(a)	1,533,160
46,230	Oil States International Inc(a)	313,902
40,292	Par Pacific Holdings Inc(a)	1,465,420
228,070	Patterson-UTI Energy Inc	2,463,156
58,611	ProPetro Holding Corp(a)	491,160
11,048	REX American Resources Corp(a)	522,570
62,622	RPC Inc	455,888
83,738	SM Energy Co	3,242,335
40,082	SolarEdge Technologies Inc(a)(b)	3,751,675
55,436	SunCoke Energy Inc	595,383
62,966	SunPower Corp(a)(b)	304,126
69,403	Talos Energy Inc(a)	987,605
58,011	US Silica Holdings Inc(a)	656,104
17,452	Vital Energy Inc(a)	793,892
36,938	Warrior Met Coal Inc	2,252,110
		43,373,729

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — 24.84%
69,796	Acadia Realty Trust REIT	$ 1,185,834
51,854	Alexander & Baldwin Inc REIT	986,263
33,743	Ambac Financial Group Inc(a)	556,085
34,681	American Assets Trust Inc REIT	780,669
45,009	American Equity Investment Life Holding Co(a)	2,511,502
45,795	Ameris Bancorp	2,429,425
12,780	AMERISAFE Inc	597,848
80,493	Anywhere Real Estate Inc(a)	652,798
92,174	Apollo Commercial Real Estate Finance Inc REIT	1,082,123
152,356	Apple Hospitality Inc REIT	2,530,633
136,450	Arbor Realty Trust Inc REIT(b)	2,071,311
47,202	Armada Hoffler Properties Inc REIT	583,889
33,923	ARMOUR Residential Inc REIT(b)	655,392
49,713	Artisan Partners Asset Management Inc Class A	2,196,320
39,482	Assured Guaranty Ltd	2,954,438
54,787	Atlantic Union Bankshares Corp	2,001,917
37,470	Axos Financial Inc(a)	2,045,862
13,016	B Riley Financial Inc(b)	273,206
92,403	Banc of California Inc	1,240,972
10,771	BancFirst Corp	1,048,341
37,632	Bancorp Inc(a)	1,451,090
28,898	Bank of Hawaii Corp(b)	2,093,949
54,328	BankUnited Inc	1,761,857
24,785	Banner Corp	1,327,485
30,326	Berkshire Hills Bancorp Inc	752,995
121,767	Blackstone Mortgage Trust Inc Class A REIT (b)	2,589,984
115,167	Brandywine Realty Trust REIT	621,902
35,531	Bread Financial Holdings Inc	1,170,391
23,491	Brightsphere Investment Group Inc	450,088
66,181	Brookline Bancorp Inc	722,035
88,043	Capitol Federal Financial Inc	567,877
86,232	CareTrust Inc REIT	1,929,872
51,252	Cathay General Bancorp	2,284,302
10,345	Centerspace REIT	602,079
21,206	Central Pacific Financial Corp	417,334
36,876	Chatham Lodging Trust REIT	395,311
10,665	City Holding Co	1,175,923
38,846	Community Bank System Inc	2,024,265
18,650	Community Healthcare Trust Inc REIT	496,836
120,253	Cushman & Wakefield PLC(a)	1,298,732
20,905	Customers Bancorp Inc(a)	1,204,546
96,162	CVB Financial Corp	1,941,511
152,086	DiamondRock Hospitality Co REIT	1,428,088
26,291	Dime Community Bancshares Inc	708,017
121,212	Douglas Emmett Inc REIT	1,757,574
22,507	Eagle Bancorp Inc	678,361
65,019	Easterly Government Properties Inc REIT	873,855
Shares		Fair Value
Financial — (continued)
53,122	Ellington Financial Inc REIT	$ 675,181
62,496	Elme Communities REIT	912,442
18,186	Employers Holdings Inc	716,528
16,125	Encore Capital Group Inc(a)	818,344
21,806	Enova International Inc(a)	1,207,180
111,082	Essential Properties Realty Trust Inc REIT	2,839,256
56,462	eXp World Holdings Inc(b)	876,290
39,794	EZCORP Inc Class A(a)	347,800
24,530	FB Financial Corp	977,520
29,354	First Bancorp	1,086,392
123,963	First BanCorp	2,039,189
73,231	First Commonwealth Financial Corp	1,130,687
69,124	First Financial Bancorp	1,641,695
89,849	First Hawaiian Inc	2,053,948
66,062	Four Corners Property Trust Inc REIT	1,671,369
57,987	Franklin BSP Realty Trust Inc REIT	783,404
119,737	Fulton Financial Corp	1,970,871
322,370	Genworth Financial Inc Class A(a)	2,153,432
34,744	Getty Realty Corp REIT	1,015,220
140,993	Global Net Lease Inc REIT	1,402,880
17,134	Goosehead Insurance Inc Class A(a)	1,298,757
22,699	Hanmi Financial Corp	440,361
79,447	Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	2,191,148
4,351	HCI Group Inc	380,277
26,376	Heritage Financial Corp	564,183
77,043	Highwoods Properties Inc REIT	1,768,907
33,902	Hilltop Holdings Inc	1,193,689
84,811	Hope Bancorp Inc	1,024,517
27,880	Horace Mann Educators Corp	911,676
89,812	Hudson Pacific Properties Inc REIT	836,150
30,745	Independent Bank Corp	2,023,328
25,863	Independent Bank Group Inc	1,315,909
20,445	Innovative Industrial Properties Inc REIT(b)	2,061,265
50,005	Jackson Financial Inc Class A	2,560,256
61,459	JBG SMITH Properties REIT	1,045,418
84,922	Kennedy-Wilson Holdings Inc	1,051,334
43,005	KKR Real Estate Finance Trust Inc REIT	568,956
17,991	Lakeland Financial Corp	1,172,294
121,604	Lincoln National Corp	3,279,660
30,326	LTC Properties Inc REIT	974,071
205,154	LXP Industrial Trust REIT	2,035,128
152,053	Macerich Co REIT	2,346,178
15,996	Marcus & Millichap Inc	698,705
18,326	Mercury General Corp	683,743
47,381	Moelis & Co Class A	2,659,496
47,692	Mr Cooper Group Inc(a)	3,105,703
26,055	National Bank Holdings Corp Class A	968,985

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
61,090	Navient Corp	$ 1,137,496
32,837	NBT Bancorp Inc	1,376,199
67,633	New York Mortgage Trust Inc REIT	576,909
17,276	NexPoint Residential Trust Inc REIT	594,813
59,325	NMI Holdings Inc Class A(a)	1,760,766
25,523	Northfield Bancorp Inc	321,079
90,051	Northwest Bancshares Inc	1,123,836
33,546	OFG Bancorp	1,257,304
101,228	Outfront Media Inc REIT	1,413,143
69,378	Pacific Premier Bancorp Inc	2,019,594
17,328	Palomar Holdings Inc(a)	961,704
10,341	Park National Corp	1,373,905
17,940	Pathward Financial Inc	949,564
83,520	Pebblebrook Hotel Trust REIT	1,334,650
60,763	PennyMac Mortgage Investment Trust REIT	908,407
86,446	Phillips Edison & Co Inc REIT	3,153,550
10,953	Piper Sandler Cos	1,915,351
15,603	PJT Partners Inc Class A(b)	1,589,478
27,200	PRA Group Inc(a)	712,640
8,809	Preferred Bank	643,497
35,340	ProAssurance Corp	487,339
53,404	Provident Financial Services Inc	962,874
108,141	Radian Group Inc	3,087,425
111,579	Ready Capital Corp REIT	1,143,685
84,556	Redwood Trust Inc REIT	626,560
40,492	Renasant Corp	1,363,771
86,890	Retail Opportunity Investments Corp REIT	1,219,067
26,665	S&T Bancorp Inc	891,144
33,672	Safehold Inc REIT(b)	787,925
10,505	Safety Insurance Group Inc	798,275
9,706	Saul Centers Inc REIT	381,155
61,916	Seacoast Banking Corp of Florida	1,762,129
113,888	Service Properties Trust REIT	972,604
34,472	ServisFirst Bancshares Inc	2,296,869
90,704	Simmons First National Corp Class A	1,799,567
66,591	SiriusPoint Ltd(a)	772,456
128,981	SITE Centers Corp REIT	1,758,011
45,399	SL Green Realty Corp REIT	2,050,673
19,249	Southside Bancshares Inc	602,879
25,216	St Joe Co	1,517,499
32,622	Stellar Bancorp Inc(b)	908,196
19,519	Stewart Information Services Corp	1,146,741
18,982	StoneX Group Inc(a)	1,401,441
81,333	Summit Hotel Properties Inc REIT	546,558
149,881	Sunstone Hotel Investors Inc REIT	1,608,223
74,176	Tanger Inc REIT	2,056,159
9,342	Tompkins Financial Corp	562,669
15,101	Triumph Financial Inc(a)	1,210,798
24,843	Trupanion Inc(a)(b)	757,960
Shares		Fair Value
Financial — (continued)
13,888	TrustCo Bank Corp NY	$ 431,222
43,876	Trustmark Corp	1,223,263
66,429	Two Harbors Investment Corp REIT	925,356
84,440	United Community Banks Inc	2,470,714
16,194	United Fire Group Inc	325,823
172,034	Uniti Group Inc REIT	994,357
9,255	Universal Health Realty Income Trust REIT	400,279
85,378	Urban Edge Properties REIT	1,562,417
58,439	Veris Residential Inc REIT	919,245
40,492	Veritex Holdings Inc	942,249
4,821	Virtus Investment Partners Inc	1,165,525
46,814	WaFd Inc	1,542,990
24,324	Walker & Dunlop Inc	2,700,207
19,102	Westamerica BanCorp	1,077,544
35,568	Whitestone REIT	437,131
84,585	WisdomTree Inc	586,174
2,461	World Acceptance Corp(a)	321,234
44,212	WSFS Financial Corp	2,030,657
75,860	Xenia Hotels & Resorts Inc REIT	1,033,213
		208,284,946
Industrial — 16.97%
47,625	AAON Inc	3,518,059
24,402	AAR Corp(a)	1,522,685
26,775	Advanced Energy Industries Inc	2,916,333
18,547	AeroVironment Inc(a)	2,337,664
7,483	Alamo Group Inc	1,572,852
21,876	Albany International Corp Class A	2,148,661
12,154	American Woodmark Corp(a)	1,128,499
15,767	Apogee Enterprises Inc	842,115
27,677	Applied Industrial Technologies Inc	4,779,541
16,712	ArcBest Corp	2,008,949
34,322	Arcosa Inc	2,836,370
31,231	Armstrong World Industries Inc	3,070,632
15,199	Astec Industries Inc	565,403
18,158	AZZ Inc	1,054,798
21,142	Badger Meter Inc	3,263,691
36,421	Barnes Group Inc	1,188,417
26,570	Benchmark Electronics Inc	734,395
28,445	Boise Cascade Co	3,679,645
31,683	Brady Corp Class A	1,859,475
11,672	Clearwater Paper Corp(a)	421,593
22,288	CTS Corp	974,877
23,377	Dorian LPG Ltd	1,025,549
9,836	DXP Enterprises Inc(a)	331,473
20,718	Dycom Industries Inc(a)	2,384,435
11,369	Encore Wire Corp	2,428,418
48,057	Energizer Holdings Inc	1,522,446
39,400	Enerpac Tool Group Corp	1,224,946
15,204	EnPro Inc	2,383,075
59,883	Enviri Corp(a)	538,947
18,055	ESCO Technologies Inc	2,112,977

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Industrial — (continued)
25,752	Fabrinet (a)	$ 4,901,378
43,813	Federal Signal Corp	3,362,210
18,516	Forward Air Corp	1,164,101
28,407	Franklin Electric Co Inc	2,745,537
56,138	Frontdoor Inc(a)	1,977,180
21,814	Gibraltar Industries Inc(a)	1,722,870
31,269	Granite Construction Inc	1,590,341
22,292	Greenbrier Cos Inc	984,861
29,661	Griffon Corp	1,807,838
87,627	Hayward Holdings Inc(a)	1,191,727
33,788	Heartland Express Inc	481,817
49,322	Hillenbrand Inc	2,360,058
21,805	Hub Group Inc Class A(a)	2,004,752
19,599	Ichor Holdings Ltd(a)	659,114
14,594	Insteel Industries Inc	558,804
32,119	Itron Inc(a)	2,425,306
22,387	John Bean Technologies Corp	2,226,387
20,826	Kaman Corp	498,783
57,847	Kennametal Inc	1,491,874
64,998	Knowles Corp(a)	1,164,114
8,082	Lindsay Corp	1,043,871
39,107	Marten Transport Ltd	820,465
91,921	Masterbrand Inc(a)	1,365,027
15,034	Materion Corp	1,956,374
25,214	Matson Inc	2,763,454
36,317	Mercury Systems Inc(a)	1,328,113
3,639	Mesa Laboratories Inc	381,258
20,480	Moog Inc Class A	2,965,094
80,337	Mueller Industries Inc	3,787,890
27,537	Myers Industries Inc	538,348
11,958	MYR Group Inc(a)	1,729,486
3,779	National Presto Industries Inc	303,378
9,130	NV5 Global Inc(a)	1,014,526
112,809	O-I Glass Inc(a)	1,847,811
7,359	Olympic Steel Inc	490,845
11,135	OSI Systems Inc(a)	1,436,972
41,713	PGT Innovations Inc(a)	1,697,719
19,997	Plexus Corp(a)	2,162,276
6,858	Powell Industries Inc	606,247
19,399	Proto Labs Inc(a)	755,785
84,548	RXO Inc(a)	1,966,586
41,662	Sanmina Corp(a)	2,140,177
104,159	Sealed Air Corp	3,803,887
32,812	SPX Technologies Inc(a)	3,314,340
8,396	Standex International Corp	1,329,758
13,311	Sturm Ruger & Co Inc	604,985
13,226	Tennant Co	1,225,918
27,974	TimkenSteel Corp(a)	655,990
58,427	Trinity Industries Inc	1,553,574
54,490	Triumph Group Inc(a)	903,444
73,618	TTM Technologies Inc(a)	1,163,901
15,537	Vicor Corp(a)	698,233
44,597	World Kinect Corp	1,015,920
21,730	Worthington Enterprises Inc	1,250,561
		142,318,185
Technology — 7.61%
89,015	3D Systems Corp(a)	565,245
Shares		Fair Value
Technology — (continued)
76,339	ACI Worldwide Inc(a)	$ 2,335,974
77,038	Adeia Inc	954,501
14,293	Agilysys Inc(a)	1,212,332
16,219	Alpha & Omega Semiconductor Ltd(a)	422,667
23,613	Axcelis Technologies Inc(a)	3,062,370
29,992	Cerence Inc(a)	589,643
15,550	CEVA Inc(a)	353,141
34,158	Cohu Inc(a)	1,208,852
14,030	Consensus Cloud Solutions Inc(a)	367,726
33,034	Corsair Gaming Inc(a)	465,779
20,709	CSG Systems International Inc	1,101,926
26,458	Digi International Inc(a)	687,908
66,997	Digital Turbine Inc(a)	459,599
32,287	Diodes Inc(a)	2,599,749
17,612	Donnelley Financial Solutions Inc(a)	1,098,460
100,404	DoubleVerify Holdings Inc(a)	3,692,859
136,946	DXC Technology Co(a)	3,131,955
35,406	Envestnet Inc(a)	1,753,305
56,135	FormFactor Inc(a)	2,341,391
19,645	Insight Enterprises Inc(a)	3,480,898
39,777	Kulicke & Soffa Industries Inc	2,176,597
53,309	MaxLinear Inc(a)	1,267,155
51,838	N-able Inc(a)	686,854
47,135	NCR Atleos Corp(a)	1,144,909
93,676	NCR Voyix Corp(a)	1,584,061
50,989	NetScout Systems Inc(a)	1,119,209
22,795	PDF Solutions Inc(a)	732,631
45,598	Photronics Inc(a)	1,430,409
113,909	Pitney Bowes Inc	501,200
74,090	Privia Health Group Inc(a)	1,706,293
31,120	Progress Software Corp	1,689,816
38,836	Schrodinger Inc(a)	1,390,329
45,824	Semtech Corp(a)	1,004,004
11,812	Simulations Plus Inc	528,587
12,523	SiTime Corp(a)	1,528,808
37,827	SMART Global Holdings Inc(a)	716,065
26,017	SPS Commerce Inc(a)	5,043,135
14,817	TTEC Holdings Inc	321,084
32,104	Ultra Clean Holdings Inc(a)	1,096,031
39,840	Veeco Instruments Inc(a)	1,236,235
73,997	Veradigm Inc(a)	776,229
119,623	Verra Mobility Corp(a)	2,754,918
81,477	Xerox Holdings Corp	1,493,473
		63,814,312
Utilities — 1.97%
26,042	American States Water Co	2,094,298
55,126	Avista Corp	1,970,203
40,713	California Water Service Group	2,111,783
15,777	Chesapeake Utilities Corp	1,666,525
24,752	Clearway Energy Inc Class A	633,156
59,297	Clearway Energy Inc Class C	1,626,517
13,429	Middlesex Water Co	881,211
27,243	Northwest Natural Holding Co	1,060,842
29,633	Otter Tail Corp	2,517,916

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Utilities — (continued)
20,714	SJW Group	$ 1,353,660
11,111	Unitil Corp	584,105
		16,500,216
TOTAL COMMON STOCK — 98.15% (Cost $716,450,064)		$822,933,818
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.74%
$5,732,125	Undivided interest of 4.77% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $5,732,125 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(c)	5,732,125
5,732,125	Undivided interest of 4.84% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $5,732,125 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(c)	5,732,125
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,732,125	Undivided interest of 6.14% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $5,732,125 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(c)	$ 5,732,125
5,732,125	Undivided interest of 6.85% in a repurchase agreement (principal amount/value $83,874,265 with a maturity value of $83,924,030) with Bank of Montreal, 5.34%, dated 12/31/23 to be repurchased at $5,732,125 on 1/2/24 collateralized by various U.S. Government Agency securities, 4.50% - 6.50%, 12/1/38 - 12/1/53, with a value of $85,551,750.(c)	5,732,125
TOTAL SHORT TERM INVESTMENTS — 2.74% (Cost $22,928,500)		$ 22,928,500
TOTAL INVESTMENTS — 100.89% (Cost $739,378,564)		$845,862,318
OTHER ASSETS & LIABILITIES, NET — (0.89)%		$ (7,456,855)
TOTAL NET ASSETS — 100.00%		$838,405,463

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Futures	152	USD	15,563	Mar 2024	$176,581
				Net Appreciation	$176,581
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.10%
74,505	Element Solutions Inc	$ 1,724,046
34,034	Orion SA	943,763
5,331	Rogers Corp(a)	704,065
7,250	Steel Dynamics Inc	856,225
		4,228,099
Communications — 2.09%
26,837	Ciena Corp(a)	1,207,933
15,318	Credo Technology Group Holding Ltd(a)	298,241
43,185	DigitalBridge Group Inc	757,465
4,438	Fiverr International Ltd(a)(b)	120,802
12,241	Upwork Inc(a)	182,024
5,881	Yelp Inc(a)	278,407
		2,844,872
Consumer, Cyclical — 10.50%
16,920	Academy Sports & Outdoors Inc	1,116,720
4,393	Blue Bird Corp(a)	118,435
8,933	Boot Barn Holdings Inc(a)	685,697
29,551	Bowlero Corp Class A(a)(b)	418,442
4,108	Burlington Stores Inc(a)	798,924
26,314	Core & Main Inc Class A(a)	1,063,349
17,994	First Watch Restaurant Group Inc(a)	361,680
5,294	Five Below Inc(a)	1,128,469
7,792	Fox Factory Holding Corp(a)	525,804
7,268	Green Brick Partners Inc(a)	377,500
65,542	International Game Technology PLC	1,796,506
2,072	Kura Sushi USA Inc Class A(a)(b)	157,472
60,116	Lions Gate Entertainment Corp Class B(a)	612,582
11,799	Ollie's Bargain Outlet Holdings Inc(a)	895,426
36,030	OPENLANE Inc(a)	533,604
12,427	Papa John's International Inc	947,310
2,973	Shake Shack Inc Class A(a)	220,359
14,054	Skyline Champion Corp(a)	1,043,650
42,876	Topgolf Callaway Brands Corp(a)	614,842
35,531	Wabash National Corp	910,304
		14,327,075
Consumer, Non-Cyclical — 33.40%
40,997	Adaptive Biotechnologies Corp(a)(b)	200,885
90,002	ADMA Biologics Inc(a)	406,809
66,212	Amicus Therapeutics Inc(a)	939,548
5,835	Arcellx Inc(a)	323,842
67,618	Avantor Inc(a)	1,543,719
21,826	Axonics Inc(a)	1,358,232
9,201	Axsome Therapeutics Inc(a)(b)	732,308
10,262	Azenta Inc(a)	668,467
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
31,428	BioLife Solutions Inc(a)	$ 510,705
9,865	Blueprint Medicines Corp(a)	909,948
10,943	CONMED Corp	1,198,368
17,693	Coursera Inc(a)	342,713
8,579	Crinetics Pharmaceuticals Inc(a)	305,241
16,281	CVRx Inc(a)	511,875
19,860	Cymabay Therapeutics Inc(a)	469,093
14,714	Cytokinetics Inc(a)	1,228,472
56,611	Dynavax Technologies Corp(a)	791,422
15,926	elf Beauty Inc(a)	2,298,758
9,309	EyePoint Pharmaceuticals Inc(a)	215,131
51,397	Flywire Corp(a)	1,189,841
7,631	FTI Consulting Inc(a)	1,519,714
10,542	Glaukos Corp(a)	837,984
13,586	GXO Logistics Inc(a)	830,920
12,397	Haemonetics Corp(a)	1,060,067
14,447	HealthEquity Inc(a)	957,836
11,717	ICF International Inc	1,571,132
6,215	ICON PLC(a)	1,759,280
9,931	Immatics NV(a)	104,573
31,321	Insmed Inc(a)	970,638
2,581	Intra-Cellular Therapies Inc(a)	184,851
11,594	Ionis Pharmaceuticals Inc(a)	586,540
7,444	iRhythm Technologies Inc(a)	796,806
3,622	Krystal Biotech Inc(a)	449,345
11,642	Lamb Weston Holdings Inc	1,258,384
33,843	LiveRamp Holdings Inc(a)	1,281,973
9,831	Monro Inc	288,442
4,327	MoonLake Immunotherapeutics(a)	261,307
32,752	Myriad Genetics Inc(a)	626,873
7,239	Neurocrine Biosciences Inc(a)	953,811
14,614	Omnicell Inc(a)	549,925
15,895	Pacific Biosciences of California Inc(a)(b)	155,930
15,793	Paymentus Holdings Inc Class A(a)	282,221
21,064	Performance Food Group Co(a)	1,456,576
4,579	PROCEPT BioRobotics Corp(a)	191,906
9,331	Pulmonx Corp(a)	118,970
13,954	Quanterix Corp(a)	381,502
6,795	RB Global Inc	454,518
17,475	Remitly Global Inc(a)	339,364
7,165	Rhythm Pharmaceuticals Inc(a)	329,375
14,678	RxSight Inc(a)	591,817
4,089	Sarepta Therapeutics Inc(a)	394,302
8,843	Shift4 Payments Inc Class A(a)	657,389
14,590	SpringWorks Therapeutics Inc(a)	532,535
5,304	Stride Inc(a)	314,898
86,341	SunOpta Inc(a)	472,285
21,316	Syndax Pharmaceuticals Inc(a)	460,639
13,420	TransMedics Group Inc(a)	1,059,241
18,696	TreeHouse Foods Inc(a)	774,949
5,475	Twist Bioscience Corp(a)	201,808
1,040	UFP Technologies Inc(a)	178,922

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,784	Ultragenyx Pharmaceutical Inc(a)	$ 611,331
10,339	US Physical Therapy Inc	962,974
12,130	Vita Coco Co Inc(a)	311,134
10,084	Vital Farms Inc(a)	158,218
5,020	WEX Inc(a)	976,641
4,730	Xenon Pharmaceuticals Inc(a)	217,864
		45,583,087
Energy — 1.19%
18,062	Callon Petroleum Co(a)	585,209
35,746	ChampionX Corp	1,044,141
		1,629,350
Financial — 8.83%
4,633	Bancorp Inc(a)	178,649
55,413	BRP Group Inc Class A(a)	1,331,020
21,445	Essent Group Ltd	1,131,009
7,462	Evercore Inc Class A	1,276,375
11,353	NerdWallet Inc Class A(a)(b)	167,116
14,757	Palomar Holdings Inc(a)	819,014
1,467	Piper Sandler Cos	256,534
28,602	Ryan Specialty Holdings Inc(a)	1,230,458
8,979	Ryman Hospitality Properties Inc REIT	988,229
37,617	Skyward Specialty Insurance Group Inc(a)	1,274,464
21,152	Stifel Financial Corp	1,462,661
16,785	Triumph Financial Inc(a)	1,345,821
29,140	Virtu Financial Inc Class A	590,377
		12,051,727
Industrial — 14.05%
6,002	AAR Corp(a)	374,525
8,243	Advanced Drainage Systems Inc	1,159,296
7,655	Advanced Energy Industries Inc	833,783
4,024	AeroVironment Inc(a)	507,185
6,137	Atkore Inc(a)	981,920
23,199	AZEK Co Inc(a)	887,362
7,909	Boise Cascade Co	1,023,108
7,590	Chart Industries Inc(a)	1,034,745
10,010	Dycom Industries Inc(a)	1,152,051
15,902	Flowserve Corp	655,480
4,736	Generac Holdings Inc(a)	612,081
11,758	Itron Inc(a)	887,847
16,555	Knight-Swift Transportation Holdings Inc	954,396
45,891	Kratos Defense & Security Solutions Inc(a)	931,128
11,406	Masonite International Corp(a)	965,632
6,575	Modine Manufacturing Co(a)	392,527
24,250	Montrose Environmental Group Inc(a)	779,152
6,952	MYR Group Inc(a)	1,005,468
2,940	OSI Systems Inc(a)	379,407
Shares		Fair Value
Industrial — (continued)
5,659	Primoris Services Corp	$ 187,935
25,990	Schneider National Inc Class B	661,445
14,892	SPX Technologies Inc(a)	1,504,241
4,593	Sterling Infrastructure Inc(a)	403,862
30,716	Zurn Elkay Water Solutions Corp	903,358
		19,177,934
Technology — 24.48%
3,717	Aehr Test Systems(a)	98,612
4,209	Agilysys Inc(a)	357,007
15,916	Alkami Technology Inc(a)	385,963
16,046	ASGN Inc(a)	1,543,144
44,922	AvidXchange Holdings Inc(a)	556,584
7,285	BILL Holdings Inc(a)	594,383
53,343	Box Inc Class A(a)	1,366,114
4,517	Clear Secure Inc Class A	93,276
33,653	Confluent Inc Class A(a)	787,480
6,095	CyberArk Software Ltd(a)	1,335,110
3,062	Docebo Inc(a)	148,139
23,014	DoubleVerify Holdings Inc(a)	846,455
32,548	Evolent Health Inc Class A(a)	1,075,060
10,917	Fastly Inc Class A(a)(b)	194,323
15,535	FormFactor Inc(a)	647,965
8,600	Grid Dynamics Holdings Inc(a)	114,638
27,741	HashiCorp Inc Class A(a)	655,797
3,376	Intapp Inc(a)	128,355
18,812	Integral Ad Science Holding Corp(a)	270,705
54,401	Jamf Holding Corp(a)	982,482
54,701	JFrog Ltd(a)	1,893,202
26,400	KBR Inc	1,462,824
14,356	Lumentum Holdings Inc(a)	752,541
21,414	Nutanix Inc Class A(a)	1,021,234
5,126	Oddity Tech Ltd Class A(a)(b)	238,513
6,409	Onto Innovation Inc(a)	979,936
37,307	PagerDuty Inc(a)(b)	863,657
15,615	PAR Technology Corp(a)	679,877
6,610	Photronics Inc(a)	207,356
32,320	Phreesia Inc(a)	748,208
23,091	Privia Health Group Inc(a)(b)	531,786
11,238	PTC Inc(a)	1,966,200
21,166	Pure Storage Inc Class A(a)	754,780
7,476	Rambus Inc(a)	510,237
14,573	Sprout Social Inc Class A(a)(b)	895,365
27,190	SS&C Technologies Holdings Inc	1,661,581
6,963	Synaptics Inc(a)	794,339
15,026	TaskUS Inc Class A(a)(b)	196,390
8,037	Teradyne Inc	872,175
31,496	Varonis Systems Inc(a)	1,426,139
71,028	Verra Mobility Corp(a)	1,635,775
33,897	Weave Communications Inc(a)	388,799
18,909	Zeta Global Holdings Corp Class A(a)	166,777

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Technology — (continued)
62,034	Zuora Inc Class A(a)	$ 583,120
		33,412,403
TOTAL COMMON STOCK — 97.64% (Cost $114,570,548)		$133,254,547
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.32%
$996,355	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $996,355 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(c)	996,355
996,355	Undivided interest of 0.84% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $996,355 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(c)	996,355
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$183,009	Undivided interest of 0.89% in a repurchase agreement (principal amount/value $20,566,451 with a maturity value of $20,578,654) with HSBC Securities (USA) Inc, 5.34%, dated 12/31/23 to be repurchased at $183,009 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 12/1/29 - 12/1/53, with a value of $20,977,780.(c)	$ 183,009
996,355	Undivided interest of 1.07% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $996,355 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(c)	996,355
TOTAL SHORT TERM INVESTMENTS — 2.32% (Cost $3,172,074)		$ 3,172,074
TOTAL INVESTMENTS — 99.96% (Cost $117,742,622)		$136,426,621
OTHER ASSETS & LIABILITIES, NET — 0.04%		$ 51,848
TOTAL NET ASSETS — 100.00%		$136,478,469

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.44%
16,800	AdvanSix Inc	$ 503,328
20,349	Ashland Inc	1,715,624
41,260	Cabot Corp	3,445,210
19,100	Compass Minerals International Inc	483,612
287,244	Ecovyst Inc(a)	2,806,374
2,300	Hawkins Inc	161,966
14,500	Ingevity Corp(a)	684,690
4,600	Innospec Inc	566,904
6,600	Kaiser Aluminum Corp	469,854
17,000	Lifezone Metals Ltd(a)	153,680
60,300	Mercer International Inc	571,644
9,600	Minerals Technologies Inc	684,576
200	NewMarket Corp	109,166
9,784	Rogers Corp(a)	1,292,173
6,000	Sylvamo Corp	294,660
71,200	Trinseo PLC	595,944
40,731	Worthington Steel Inc(a)	1,144,541
		15,683,946
Communications — 1.67%
39,100	Cambium Networks Corp(a)	234,600
6,000	ePlus Inc(a)	479,040
1,100	Preformed Line Products Co	147,246
11,700	Revolve Group Inc(a)(b)	193,986
104,000	Stagwell Inc(a)	689,520
41,300	TEGNA Inc	631,890
86,188	United States Cellular Corp(a)	3,580,249
166,953	Viavi Solutions Inc(a)	1,681,217
		7,637,748
Consumer, Cyclical — 10.89%
36,710	Academy Sports & Outdoors Inc	2,422,860
16,700	Adient PLC(a)	607,212
6,300	Advance Auto Parts Inc	384,489
2,000	Asbury Automotive Group Inc(a)	449,940
60,738	Atlanta Braves Holdings Inc Class C(a)	2,404,010
18,500	Bloomin' Brands Inc	520,775
18,647	Boot Barn Holdings Inc(a)	1,431,344
8,600	Brinker International Inc(a)	371,348
30,961	Brunswick Corp	2,995,477
3,800	Carter's Inc	284,582
15,300	Cato Corp Class A	109,242
3,200	Century Communities Inc	291,648
21,618	Churchill Downs Inc	2,916,917
29,041	Crocs Inc(a)	2,712,720
6,400	Dave & Buster's Entertainment Inc(a)	344,640
26,400	Denny's Corp(a)	287,232
24,200	Designer Brands Inc Class A(b)	214,170
9,700	Dine Brands Global Inc	481,605
32,800	El Pollo Loco Holdings Inc(a)	289,296
40,200	Funko Inc Class A(a)(b)	310,746
15,700	G-III Apparel Group Ltd(a)	533,486
Shares		Fair Value
Consumer, Cyclical — (continued)
10,000	Genesco Inc(a)	$ 352,100
3,975	Global Industrial Co	154,389
41,000	Goodyear Tire & Rubber Co(a)	587,120
4,100	Green Brick Partners Inc(a)	212,954
2,020	Group 1 Automotive Inc	615,575
70,000	Hanesbrands Inc(a)	312,200
13,100	Haverty Furniture Cos Inc	465,050
6,200	Hibbett Inc	446,524
38,100	Interface Inc	480,822
10,279	JAKKS Pacific Inc(a)	365,418
11,800	Johnson Outdoors Inc Class A	630,356
48,932	KB Home	3,056,293
12,400	Kohl's Corp	355,632
6,600	Kontoor Brands Inc	411,972
11,700	La-Z-Boy Inc	431,964
55,400	Leslie's Inc(a)	382,814
98,000	LL Flooring Holdings Inc(a)	382,200
4,200	M/I Homes Inc(a)	578,508
15,000	Macy's Inc	301,800
14,300	MarineMax Inc(a)	556,270
2,200	Meritage Homes Corp	383,240
4,900	Miller Industries Inc	207,221
20,100	MillerKnoll Inc	536,268
209,464	MRC Global Inc(a)	2,306,198
15,200	Nu Skin Enterprises Inc Class A	295,184
19,600	OneWater Marine Inc Class A(a)(b)	662,284
2,100	Oxford Industries Inc	210,000
5,000	PC Connection Inc	336,050
33,000	PetMed Express Inc(b)	249,480
22,700	Phinia Inc	687,583
16,600	Resideo Technologies Inc(a)	312,412
14,750	Rush Enterprises Inc Class A	741,925
8,400	ScanSource Inc(a)	332,724
4,300	SeaWorld Entertainment Inc(a)	227,169
4,100	Signet Jewelers Ltd	439,766
5,900	Six Flags Entertainment Corp(a)	147,972
35,243	Skyline Champion Corp(a)	2,617,145
12,800	Sleep Number Corp(a)	189,824
10,700	Sonic Automotive Inc Class A	601,447
9,600	Steven Madden Ltd	403,200
5,700	Taylor Morrison Home Corp(a)	304,095
11,000	Titan Machinery Inc(a)	317,680
12,600	Travel + Leisure Co	492,534
8,900	Tri Pointe Homes Inc(a)	315,060
2,500	Urban Outfitters Inc(a)	89,225
21,100	Vista Outdoor Inc(a)	623,927
33,334	VSE Corp	2,153,710
76,306	Wabash National Corp	1,954,960
6,300	Zumiez Inc(a)	128,142
		49,710,125
Consumer, Non-Cyclical — 17.99%
45,530	Aaron's Co Inc	495,366
14,400	ABM Industries Inc	645,552
91,600	ACCO Brands Corp	556,928

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,600	Adtalem Global Education Inc(a)	$ 683,820
326,881	Alight Inc Class A(a)	2,788,295
75,527	Alkermes PLC(a)	2,095,119
114,937	Alta Equipment Group Inc	1,421,771
64,009	Andersons Inc	3,683,078
38,770	ANI Pharmaceuticals Inc(a)	2,137,778
34,600	B&G Foods Inc(b)	363,300
51,293	BellRing Brands Inc(a)	2,843,171
9,500	BGSF Inc	89,300
7,900	Brink's Co	694,805
2,900	Cal-Maine Foods Inc	166,431
6,100	Central Garden & Pet Co(a)	305,671
24,687	Colliers International Group Inc(b)	3,123,397
15,713	CONMED Corp	1,720,731
18,700	CPI Card Group Inc(a)	358,853
168,967	Custom Truck One Source Inc(a)	1,044,216
12,400	Edgewell Personal Care Co	454,212
40,750	Embecta Corp	771,398
26,238	Emerald Holding Inc(a)	156,903
91,700	Emergent BioSolutions Inc(a)	220,080
12,700	Ennis Inc	278,257
27,651	Euronet Worldwide Inc(a)	2,806,300
430	Graham Holdings Co Class B	299,504
46,300	Healthcare Services Group Inc(a)	480,131
21,600	Heidrick & Struggles International Inc	637,848
44,600	Herbalife Ltd(a)	680,596
20,068	Herc Holdings Inc	2,987,924
66,017	Inmode Ltd(a)	1,468,218
61,400	Ironwood Pharmaceuticals Inc(a)	702,416
7,746	J & J Snack Foods Corp	1,294,666
45,540	John Wiley & Sons Inc Class A	1,445,440
21,300	Kelly Services Inc Class A	460,506
6,900	Kforce Inc	466,164
49,972	Korn Ferry	2,965,838
48,825	Lantheus Holdings Inc(a)	3,027,150
8,300	ManpowerGroup Inc	659,601
8,700	Medifast Inc	584,814
3,300	National HealthCare Corp	304,986
7,400	Natural Grocers by Vitamin Cottage Inc	118,400
131,145	Nomad Foods Ltd(a)	2,222,908
80,794	Option Care Health Inc(a)	2,721,950
70,269	Pacira BioSciences Inc(a)	2,370,876
28,600	Phibro Animal Health Corp Class A	331,188
31,900	Premier Inc Class A	713,284
36,800	Quad/Graphics Inc(a)	199,456
75,574	Quanex Building Products Corp	2,310,297
5,900	RCM Technologies Inc(a)	171,336
40,900	Resources Connection Inc	579,553
11,100	Select Medical Holdings Corp	260,850
56,100	SIGA Technologies Inc(b)	314,160
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
29,249	Spectrum Brands Holdings Inc	$ 2,333,193
80,401	Supernus Pharmaceuticals Inc(a)	2,326,805
49,098	Tenet Healthcare Corp(a)	3,710,336
43,700	TrueBlue Inc(a)	670,358
16,630	UFP Technologies Inc(a)	2,861,025
11,662	United Therapeutics Corp(a)	2,564,357
6,300	USANA Health Sciences Inc(a)	337,680
61,626	V2X Inc(a)	2,861,911
69,930	Vestis Corp	1,478,320
11,583	WEX Inc(a)	2,253,473
		82,082,250
Energy — 10.10%
186,100	Alto Ingredients Inc(a)	495,026
77,450	Antero Resources Corp(a)	1,756,566
145,968	Baytex Energy Corp	483,184
81,800	Berry Corp	575,054
64,667	California Resources Corp	3,535,991
16,600	Callon Petroleum Co(a)	537,840
81,507	ChampionX Corp	2,380,819
3,526	Chord Energy Corp	586,127
52,500	Crescent Energy Co Class A(b)	693,525
77,112	Delek US Holdings Inc	1,989,490
25,000	Dril-Quip Inc(a)	581,750
57,700	Equitrans Midstream Corp	587,386
36,500	Expro Group Holdings NV(a)	581,080
18,400	Forum Energy Technologies Inc(a)	407,928
46,300	Helix Energy Solutions Group Inc(a)	475,964
9,800	Kinetik Holdings Inc	327,320
359,449	Kosmos Energy Ltd(a)	2,411,903
17,700	Liberty Energy Inc	321,078
78,600	National Energy Services Reunited Corp(a)	479,460
231,537	Newpark Resources Inc(a)	1,537,406
90,866	Noble Corp PLC	4,376,107
132,739	Northern Oil & Gas Inc	4,920,635
20,400	NOW Inc(a)	230,928
14,000	Par Pacific Holdings Inc(a)	509,180
10,700	Precision Drilling Corp(a)	580,903
45,400	ProPetro Holding Corp(a)	380,452
4,000	REX American Resources Corp(a)	189,200
47,000	Solaris Oilfield Infrastructure Inc Class A	374,120
38,400	Talos Energy Inc(a)	546,432
56,737	Tidewater Inc(a)	4,091,305
94,200	VAALCO Energy Inc	422,958
115,500	Vertex Energy Inc(a)	391,545
12,400	Vital Energy Inc(a)	564,076
79,305	Weatherford International PLC(a)	7,758,408
		46,081,146
Financial — 25.41%
2,900	1st Source Corp	159,355

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
36,154	Agree Realty Corp REIT	$ 2,275,894
2,600	Alexander's Inc REIT	555,282
19,600	Ambac Financial Group Inc(a)	323,008
73,971	Ameris Bancorp	3,924,161
26,900	Apollo Commercial Real Estate Finance Inc REIT	315,806
26,300	Associated Banc-Corp	562,557
6,700	Assured Guaranty Ltd	501,361
7,900	Axis Capital Holdings Ltd	437,423
48,479	Banc of California Inc	651,073
23,900	Bank of Marin Bancorp	526,278
19,300	BankUnited Inc	625,899
5,400	BayCom Corp	127,386
17,700	BCB Bancorp Inc	227,445
121,100	Braemar Hotels & Resorts Inc REIT	302,750
20,800	Bread Financial Holdings Inc	685,152
16,500	Bridgewater Bancshares Inc(a)	223,080
5,900	Brighthouse Financial Inc(a)	312,228
27,300	BrightSpire Capital Inc REIT	203,112
47,800	Brookline Bancorp Inc	521,498
105,487	Cadence Bank	3,121,360
4,600	Cambridge Bancorp	319,240
8,200	Camden National Corp	308,566
28,200	Capitol Federal Financial Inc	181,890
9,700	Cathay General Bancorp	432,329
26,300	Central Pacific Financial Corp	517,584
11,600	Central Valley Community Bancorp	259,260
13,300	Civista Bancshares Inc	245,252
18,300	Claros Mortgage Trust Inc REIT	249,429
6,800	CNB Financial Corp	153,612
22,100	CNO Financial Group Inc	616,590
19,400	Columbia Banking System Inc	517,592
6,100	Community Trust Bancorp Inc	267,546
27,300	ConnectOne Bancorp Inc	625,443
17,200	CrossFirst Bankshares Inc(a)	233,576
54,300	Cushman & Wakefield PLC(a)	586,440
17,000	CVB Financial Corp	343,230
2,200	Diamond Hill Investment Group Inc	364,298
16,100	Dime Community Bancshares Inc	433,573
85,995	Douglas Elliman Inc	253,685
20,500	Eagle Bancorp Inc	617,870
65,100	Empire State Realty Trust Inc Class A REIT	630,819
69,812	Employers Holdings Inc	2,750,593
20,500	Enact Holdings Inc	592,245
2,000	Enstar Group Ltd(a)	588,700
115,978	Equity Commonwealth REIT	2,226,778
11,800	Essent Group Ltd	622,332
3,500	Evercore Inc Class A	598,675
9,100	FB Financial Corp	362,635
24,336	Federal Agricultural Mortgage Corp Class C	4,653,530
17,400	Federated Hermes Inc	589,164
12,500	Financial Institutions Inc	266,250
Shares		Fair Value
Financial — (continued)
11,600	First Busey Corp	$ 287,912
6,100	First Business Financial Services Inc	244,610
12,600	First Financial Corp	542,178
23,700	First Foundation Inc	229,416
20,200	First Hawaiian Inc	461,772
15,400	First Internet Bancorp	372,526
13,100	First Interstate BancSystem Inc Class A	402,825
9,296	First Merchants Corp	344,696
8,200	First Mid Bancshares Inc	284,212
24,100	First of Long Island Corp	319,084
30,100	Flushing Financial Corp	496,048
6,000	FS Bancorp Inc	221,760
58,000	Granite Point Mortgage Trust Inc REIT	344,520
28,900	Great Ajax Corp REIT	153,170
2,400	Great Southern Bancorp Inc	142,440
33,900	Hanmi Financial Corp	657,660
2,200	Hanover Insurance Group Inc	267,124
6,900	Heartland Financial USA Inc	259,509
5,700	Heritage Financial Corp	121,923
14,200	Hilltop Holdings Inc	499,982
2,800	Home Bancorp Inc	117,628
151,889	Home BancShares Inc	3,847,348
32,000	HomeStreet Inc	329,600
185,341	Hope Bancorp Inc	2,238,919
17,100	Horace Mann Educators Corp	559,170
36,100	Horizon Bancorp Inc	516,591
16,500	Independent Bank Corp	429,330
7,000	Independent Bank Group Inc	356,160
102,583	International Money Express Inc(a)	2,266,058
11,700	Investar Holding Corp	174,447
19,600	Janus Henderson Group PLC	590,940
41,300	Kearny Financial Corp	370,461
53,931	Kemper Corp	2,624,822
22,600	Lakeland Bancorp Inc	334,254
12,500	Lincoln National Corp	337,125
9,700	Live Oak Bancshares Inc	441,350
20,400	Luther Burbank Corp(a)	218,484
14,300	Marcus & Millichap Inc	624,624
32,135	McGrath RentCorp	3,843,989
6,200	Mercantile Bank Corp	250,356
8,900	Merchants Bancorp	378,962
7,500	Mercury General Corp	279,825
25,200	MGIC Investment Corp	486,108
12,400	Midland States Bancorp Inc	341,744
6,500	MidWestOne Financial Group Inc	174,915
33,800	Navient Corp	629,356
18,800	NMI Holdings Inc Class A(a)	557,984
4,300	Northeast Bank	237,317
12,800	Northeast Community Bancorp Inc	227,072
25,600	Northfield Bancorp Inc	322,048
6,000	Northrim BanCorp Inc	343,260
30,100	OceanFirst Financial Corp	522,536
115,884	P10 Inc Class A	1,184,334

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
11,900	Pacific Premier Bancorp Inc	$ 346,409
41,900	Park Hotels & Resorts Inc REIT	641,070
3,900	Parke Bancorp Inc	78,975
12,200	PCB Bancorp	224,846
44,000	Pebblebrook Hotel Trust REIT	703,120
34,800	Perella Weinberg Partners	425,604
39,481	Pinnacle Financial Partners Inc	3,443,533
52,241	Popular Inc	4,287,419
65,589	Postal Realty Trust Inc Class A REIT	954,976
6,740	Preferred Bank	492,357
21,200	Premier Financial Corp	510,920
14,300	Primis Financial Corp	181,038
21,300	ProAssurance Corp	293,727
44,968	Prosperity Bancshares Inc	3,045,683
23,700	Provident Financial Services Inc	427,311
20,100	Radian Group Inc	573,855
9,500	RBB Bancorp	180,880
49,100	RE/MAX Holdings Inc Class A	654,503
3,700	Safety Insurance Group Inc	281,163
18,900	Sandy Spring Bancorp Inc	514,836
66,600	Seritage Growth Properties Class A REIT(a)(b)	622,710
12,451	Shore Bancshares Inc	177,427
7,400	Sierra Bancorp	166,870
25,900	Simmons First National Corp Class A	513,856
40,700	SiriusPoint Ltd(a)	472,120
35,000	SLM Corp	669,200
3,459	Southern First Bancshares Inc(a)	128,329
38,422	SouthState Corp	3,244,738
84,353	STAG Industrial Inc REIT	3,311,699
12,400	Stewart Information Services Corp	728,500
39,514	Stifel Financial Corp	2,732,393
3,200	Synovus Financial Corp	120,480
15,300	Territorial Bancorp Inc	170,595
7,400	Texas Capital Bancshares Inc(a)	478,262
10,900	Towne Bank	324,384
40,300	TPG RE Finance Trust Inc REIT	261,950
13,200	TrustCo Bank Corp NY	409,860
16,100	Univest Financial Corp	354,683
51,800	Valley National Bancorp	562,548
14,900	Veritex Holdings Inc	346,723
31,200	Virtu Financial Inc Class A	632,112
2,480	Virtus Investment Partners Inc	599,565
16,300	WaFd Inc	537,248
16,200	Washington Trust Bancorp Inc	524,556
10,700	Western Alliance Bancorp	703,953
410	White Mountains Insurance Group Ltd	617,054
47,623	Wintrust Financial Corp	4,417,033
52,690	WSFS Financial Corp	2,420,052
Shares		Fair Value
Financial — (continued)
14,200	Zions Bancorp NA	$ 622,954
		115,935,397
Industrial — 20.52%
30,600	AerSale Corp(a)	388,467
28,122	Albany International Corp Class A	2,762,143
42,047	Arcosa Inc	3,474,764
5,800	Armstrong World Industries Inc	570,256
15,501	Atkore Inc(a)	2,480,160
28,900	Atmus Filtration Technologies Inc(a)(b)	678,861
12,200	Avnet Inc	614,880
11,000	AZZ Inc	638,990
17,100	Barnes Group Inc	557,973
37,994	Bel Fuse Inc Class B	2,536,859
8,500	Belden Inc	656,625
7,200	Benchmark Electronics Inc	199,008
8,900	Brady Corp Class A	522,341
83,612	CECO Environmental Corp(a)	1,695,651
25,836	Clean Harbors Inc(a)	4,508,641
9,900	Coherent Corp(a)	430,947
66,565	Columbus McKinnon Corp	2,597,366
6,300	CSW Industrials Inc	1,306,683
13,700	Energizer Holdings Inc	434,016
10,500	Enerpac Tool Group Corp	326,445
15,000	Flowserve Corp	618,300
16,100	Fluor Corp(a)	630,637
8,800	Forward Air Corp	553,256
43,900	Gates Industrial Corp PLC(a)	589,138
150,698	Genco Shipping & Trading Ltd	2,500,080
174,700	GrafTech International Ltd	382,593
15,700	Greenbrier Cos Inc	693,626
50,427	Griffon Corp	3,073,526
33,800	Heartland Express Inc	481,988
13,100	Hillenbrand Inc	626,835
11,500	Insteel Industries Inc	440,335
50,807	International Seaways Inc	2,310,702
7,800	Itron Inc(a)	588,978
185,484	Janus International Group Inc(a)	2,420,566
18,400	JELD-WEN Holding Inc(a)	347,392
15,502	Kadant Inc	4,345,366
16,300	Kimball Electronics Inc(a)	439,285
50,306	Knife River Corp(a)	3,329,251
133,543	Leonardo DRS Inc(a)	2,676,202
8,713	Littelfuse Inc	2,331,250
188,393	LSB Industries Inc(a)	1,753,939
15,500	Marten Transport Ltd	325,190
4,800	Matson Inc	526,080
111,920	MDU Resources Group Inc	2,216,016
56,082	Mercury Systems Inc(a)	2,050,919
39,873	Moog Inc Class A	5,772,813
10,900	Mueller Industries Inc	513,935
32,000	Mueller Water Products Inc Class A	460,800
25,100	Myers Industries Inc	490,705
5,800	National Presto Industries Inc	465,624

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Industrial — (continued)
6,200	PAM Transportation Services Inc(a)	$ 128,836
5,491	Plexus Corp(a)	593,742
6,200	Primoris Services Corp	205,902
104,043	Pure Cycle Corp(a)	1,089,330
11,700	Sanmina Corp(a)	601,029
31,072	TD SYNNEX Corp	3,343,658
13,200	Thermon Group Holdings Inc(a)	429,924
89,800	Tredegar Corp	485,818
17,800	TriMas Corp	450,874
229,282	TTM Technologies Inc(a)	3,624,948
80,200	Tutor Perini Corp(a)	729,820
31,623	UFP Industries Inc	3,970,268
24,300	Vishay Intertechnology Inc	582,471
157,242	Vontier Corp	5,432,711
20,600	World Kinect Corp	469,268
3,000	Worthington Enterprises Inc	172,650
		93,647,652
Technology — 5.34%
22,800	ACI Worldwide Inc(a)	697,680
5,400	Cirrus Logic Inc(a)	449,226
25,600	Computer Programs & Systems Inc(a)	286,720
31,388	Concentrix Corp	3,082,615
45,773	Crane NXT Co	2,603,111
31,814	CSG Systems International Inc	1,692,823
6,600	Diodes Inc(a)	531,432
58,777	HashiCorp Inc Class A(a)	1,389,488
17,100	MaxLinear Inc(a)	406,467
26,344	MKS Instruments Inc	2,710,007
9,000	NCR Atleos Corp(a)	218,610
25,800	NCR Voyix Corp(a)	436,278
16,100	Photronics Inc(a)	505,057
41,222	Rambus Inc(a)	2,813,402
9,721	Science Applications International Corp	1,208,515
116,563	Semtech Corp(a)	2,553,895
5,419	Super Micro Computer Inc(a)	1,540,405
88,700	Telos Corp(a)	323,755
24,000	TTEC Holdings Inc	520,080
16,400	Verra Mobility Corp(a)	377,692
		24,347,258
Utilities — 2.35%
47,614	ALLETE Inc	2,912,072
17,800	Avista Corp	636,172
11,400	Black Hills Corp	615,030
14,900	Northwest Natural Holding Co	580,206
12,100	Northwestern Energy Group Inc	615,769
9,500	ONE Gas Inc	605,340
8,100	Otter Tail Corp	688,257
14,000	PNM Resources Inc	582,400
14,200	Portland General Electric Co	615,428
10,800	Southwest Gas Holdings Inc	684,180
10,100	Spire Inc	629,634
Shares		Fair Value
Utilities — (continued)
24,471	Talen Energy Corp(a)	$ 1,566,144
		10,730,632
TOTAL COMMON STOCK — 97.71% (Cost $386,169,632)		$445,856,154
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.31%
$1,501,957	Undivided interest of 1.25% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $1,501,957 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(c)	1,501,957
1,501,957	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $1,501,957 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(c)	1,501,957
1,501,958	Undivided interest of 1.61% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $1,501,958 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(c)	1,501,958

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of December 31, 2023
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,501,958	Undivided interest of 1.80% in a repurchase agreement (principal amount/value $83,874,265 with a maturity value of $83,924,030) with Bank of Montreal, 5.34%, dated 12/31/23 to be repurchased at $1,501,958 on 1/2/24 collateralized by various U.S. Government Agency securities, 4.50% - 6.50%, 12/1/38 - 12/1/53, with a value of $85,551,750.(c)	$ 1,501,958
TOTAL SHORT TERM INVESTMENTS — 1.31% (Cost $6,007,830)		$ 6,007,830
TOTAL INVESTMENTS — 99.02% (Cost $392,177,462)		$451,863,984
OTHER ASSETS & LIABILITIES, NET — 0.98%		$ 4,455,132
TOTAL NET ASSETS — 100.00%		$456,319,116
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$822,933,818	$133,254,547	$445,856,154
Repurchase agreements, fair value(c)	22,928,500	3,172,074	6,007,830
Cash	13,315,903	4,891,393	10,308,653
Cash pledged on futures contracts	2,564,199	-	-
Dividends receivable	1,107,517	29,151	476,273
Subscriptions receivable	1,056,474	16,989	310,269
Receivable for investments sold	2,991,249	-	46,358
Total Assets	866,897,660	141,364,154	463,005,537
LIABILITIES:
Payable for director fees	7,018	7,018	7,018
Payable for distribution fees	5,333	-	-
Payable for investments purchased	3,816,576	1,235,063	-
Payable for other accrued fees	59,132	45,298	59,034
Payable for shareholder services fees	142,092	2,046	20,489
Payable to investment adviser	186,092	105,533	260,206
Payable upon return of securities loaned	22,928,500	3,172,074	6,007,830
Redemptions payable	1,029,926	318,653	331,844
Variation margin on futures contracts	317,528	-	-
Total Liabilities	28,492,197	4,885,685	6,686,421
NET ASSETS	$838,405,463	$136,478,469	$456,319,116
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,088,261	$1,288,557	$5,904,897
Paid-in capital in excess of par	715,593,314	119,421,727	387,594,392
Undistributed/accumulated earnings	113,723,888	15,768,185	62,819,827
NET ASSETS	$838,405,463	$136,478,469	$456,319,116
NET ASSETS BY CLASS
Investor Class	$467,088,589	$8,975,374	$70,366,855
Class L	$26,795,607	N/A	N/A
Institutional Class	$344,521,267	$127,503,095	$385,952,261
CAPITAL STOCK:
Authorized
Investor Class	240,000,000	15,000,000	65,000,000
Class L	10,000,000	N/A	N/A
Institutional Class	300,000,000	60,000,000	250,000,000
Issued and Outstanding
Investor Class	36,741,789	871,303	1,959,644
Class L	1,420,062	N/A	N/A
Institutional Class	52,720,755	12,014,271	57,089,325
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.71	$10.30	$35.91
Class L	$18.87	N/A	N/A
Institutional Class	$6.53	$10.61	$6.76
(a) Cost of investments	$716,450,064	$114,570,548	$386,169,632
(b) Including fair value of securities on loan	$21,869,098	$3,039,167	$5,775,441
(c) Cost of repurchase agreements	$22,928,500	$3,172,074	$6,007,830
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
INVESTMENT INCOME:
Income from securities lending	$87,938	$19,299	$40,061
Dividends	15,579,630	535,826	8,214,277
Foreign withholding tax	(12,167)	(1,080)	(15,524)
Total Income	15,655,401	554,045	8,238,814
EXPENSES:
Management fees	1,545,358	943,467	3,377,444
Shareholder services fees – Investor Class	1,599,579	20,631	491,898
Shareholder services fees – Class L	94,853	-	-
Audit and tax fees	33,291	32,719	32,734
Custodian fees	33,632	32,078	34,064
Directors fees	31,396	31,396	31,396
Distribution fees – Class L	67,544	-	-
Legal fees	9,914	9,915	9,915
Pricing fees	2,667	740	1,770
Registration fees	57,480	27,527	87,463
Shareholder report fees	33,014	1,531	32,935
Transfer agent fees	15,340	8,873	9,746
Other fees	18,169	16,621	17,305
Total Expenses	3,542,237	1,125,498	4,126,670
Less amount waived by investment adviser	74,765	149,900	113,843
Net Expenses	3,467,472	975,598	4,012,827
NET INVESTMENT INCOME (LOSS)	12,187,929	(421,553)	4,225,987
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency transactions	32,617,512	(241,679)	45,202,937
Net realized loss on futures contracts	(923,176)	-	-
Net Realized Gain (Loss)	31,694,336	(241,679)	45,202,937
Net change in unrealized appreciation on investments	77,619,210	20,780,823	21,049,787
Net change in unrealized appreciation on futures contracts	85,224	-	-
Net Change in Unrealized Appreciation	77,704,434	20,780,823	21,049,787
Net Realized and Unrealized Gain	109,398,770	20,539,144	66,252,724
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$121,586,699	$20,117,591	$70,478,711
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower S&P Small Cap 600® Index Fund	2023	2022
OPERATIONS:
Net investment income	$12,187,929	$10,611,380
Net realized gain	31,694,336	50,550,864
Net change in unrealized appreciation (depreciation)	77,704,434	(211,943,107)
Net Increase (Decrease) in Net Assets Resulting from Operations	121,586,699	(150,780,863)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(14,814,909)	(32,457,150)
Class L	(500,810)	(1,172,580)
Institutional Class	(24,935,974)	(39,446,287)
From Net Investment Income and Net Realized Gains	(40,251,693)	(73,076,017)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	126,959,320	361,969,113
Class L	5,666,221	30,658,036
Institutional Class	76,725,383	92,788,440
Shares issued in reinvestment of distributions
Investor Class	14,814,909	32,457,150
Class L	500,810	1,172,580
Institutional Class	24,935,974	39,446,287
Shares redeemed
Investor Class	(225,226,983)	(277,187,463)
Class L	(10,671,368)	(3,292,624)
Institutional Class	(103,262,868)	(84,918,659)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(89,558,602)	193,092,860
Total Decrease in Net Assets	(8,223,596)	(30,764,020)
NET ASSETS:
Beginning of year	846,629,059	877,393,079
End of year	$838,405,463	$846,629,059
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,852,479	28,757,743
Class L	328,415	1,664,403
Institutional Class	12,527,832	13,211,760
Shares issued in reinvestment of distributions
Investor Class	1,206,646	2,858,852
Class L	27,461	70,709
Institutional Class	3,895,485	6,416,587
Shares redeemed
Investor Class	(19,182,430)	(22,515,213)
Class L	(611,524)	(183,999)
Institutional Class	(16,206,284)	(11,845,354)
Net Increase (Decrease)	(7,161,920)	18,435,488
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Small Cap Growth Fund	2023	2022
OPERATIONS:
Net investment loss	$(421,553)	$(505,229)
Net realized loss	(241,679)	(886,641)
Net change in unrealized appreciation (depreciation)	20,780,823	(32,923,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,117,591	(34,315,622)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,490)	(236,409)
Institutional Class	(26,944)	(3,866,497)
From Net Investment Income and Net Realized Gains	(28,434)	(4,102,906)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,056,918	1,410,282
Institutional Class	36,803,191	25,723,271
Shares issued in reinvestment of distributions
Investor Class	1,490	236,409
Institutional Class	26,944	3,866,497
Shares redeemed
Investor Class	(1,586,269)	(1,605,326)
Institutional Class	(30,263,553)	(19,808,615)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,038,721	9,822,518
Total Increase (Decrease) in Net Assets	29,127,878	(28,596,010)
NET ASSETS:
Beginning of year	107,350,591	135,946,601
End of year	$136,478,469	$107,350,591
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	407,956	147,059
Institutional Class	3,900,216	2,574,291
Shares issued in reinvestment of distributions
Investor Class	152	26,021
Institutional Class	2,662	414,749
Shares redeemed
Investor Class	(166,265)	(165,840)
Institutional Class	(3,023,342)	(1,962,816)
Net Increase	1,121,379	1,033,464
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Small Cap Value Fund	2023	2022
OPERATIONS:
Net investment income	$4,225,987	$4,057,930
Net realized gain	45,202,937	31,966,601
Net change in unrealized appreciation (depreciation)	21,049,787	(79,269,392)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,478,711	(43,244,861)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,719,897)	(1,843,740)
Institutional Class	(50,540,439)	(43,318,002)
From Net Investment Income and Net Realized Gains	(53,260,336)	(45,161,742)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	264,754,610	19,421,763
Institutional Class	105,672,701	52,590,192
Shares issued in reinvestment of distributions
Investor Class	2,719,897	1,843,740
Institutional Class	50,540,439	43,318,002
Shares redeemed
Investor Class	(263,121,095)	(23,651,228)
Institutional Class	(101,959,135)	(93,670,805)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	58,607,417	(148,336)
Total Increase (Decrease) in Net Assets	75,825,792	(88,554,939)
NET ASSETS:
Beginning of year	380,493,324	469,048,263
End of year	$456,319,116	$380,493,324
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,061,434	601,352
Institutional Class	15,933,846	7,177,849
Shares issued in reinvestment of distributions
Investor Class	78,138	60,351
Institutional Class	7,365,846	6,536,630
Shares redeemed
Investor Class	(8,199,728)	(729,169)
Institutional Class	(14,484,408)	(12,419,820)
Net Increase	8,755,128	1,227,193
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2023	$11.38	0.16	1.58	1.74	(0.07)	(0.34)	(0.41)	$12.71	15.47%
12/31/2022	$14.54	0.14	(2.55)	(2.41)	(0.06)	(0.69)	(0.75)	$11.38	(16.51%)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
Class L
12/31/2023	$16.71	0.19	2.32	2.51	(0.01)	(0.34)	(0.35)	$18.87	15.07%
12/31/2022	$20.94	0.18	(3.68)	(3.50)	(0.04)	(0.69)	(0.73)	$16.71	(16.67%)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
Institutional Class
12/31/2023	$ 6.08	0.11	0.83	0.94	(0.15)	(0.34)	(0.49)	$ 6.53	15.70%
12/31/2022	$ 8.26	0.10	(1.45)	(1.35)	(0.14)	(0.69)	(0.83)	$ 6.08	(16.21%)
12/31/2021	$ 7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$ 8.26	26.40%
12/31/2020	$ 7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$ 7.87	11.47%
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2023	$467,089	0.57%	0.56%	1.36%	30%
12/31/2022	$499,381	0.57%	0.56%	1.12%	33%
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
Class L
12/31/2023	$ 26,796	0.89%	0.81%	1.11%	30%
12/31/2022	$ 27,993	0.93%	0.81%	1.00%	33%
12/31/2021	$ 2,609	0.97%	0.81%	0.62%	20%
12/31/2020	$ 2,121	0.87%	0.81%	0.87%	24%
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
Institutional Class
12/31/2023	$344,521	0.21%	0.21%	1.72%	30%
12/31/2022	$319,255	0.21%	0.21%	1.44%	33%
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 8.90	(0.07)	1.47	1.40	—	(0.00) (d)	(0.00) (d)	$10.30	15.76%
12/31/2022	$12.41	(0.08)	(3.06)	(3.14)	(0.05)	(0.32)	(0.37)	$ 8.90	(25.36%)
12/31/2021	$13.40	(0.12)	1.98	1.86	(1.05)	(1.80)	(2.85)	$12.41	13.76%
12/31/2020	$10.89	(0.07)	4.00	3.93	(0.85)	(0.57)	(1.42)	$13.40	36.90%
12/31/2019	$ 8.91	(0.05)	2.48	2.43	—	(0.45)	(0.45)	$10.89	27.28%
Institutional Class
12/31/2023	$ 9.14	(0.03)	1.50	1.47	—	(0.00) (d)	(0.00) (d)	$10.61	16.11%
12/31/2022	$12.68	(0.04)	(3.13)	(3.17)	(0.05)	(0.32)	(0.37)	$ 9.14	(25.04%)
12/31/2021	$13.59	(0.07)	1.99	1.92	(1.03)	(1.80)	(2.83)	$12.68	14.03%
12/31/2020	$11.02	(0.04)	4.08	4.04	(0.90)	(0.57)	(1.47)	$13.59	37.51%
12/31/2019	$ 8.99	(0.02)	2.51	2.49	(0.01)	(0.45)	(0.46)	$11.02	27.69%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$ 8,975	1.78%	1.19%	(0.71%)	60%
12/31/2022	$ 5,602	1.75%	1.19%	(0.78%)	60%
12/31/2021	$ 7,720	1.60%	1.19%	(0.85%)	60%
12/31/2020	$ 7,908	1.67%	1.19%	(0.67%)	80%
12/31/2019	$ 6,521	1.66%	1.19%	(0.53%)	70%
Institutional Class
12/31/2023	$127,503	0.95%	0.84%	(0.35%)	60%
12/31/2022	$101,748	0.95%	0.84%	(0.43%)	60%
12/31/2021	$128,226	0.91%	0.84%	(0.50%)	60%
12/31/2020	$111,767	0.92%	0.84%	(0.32%)	80%
12/31/2019	$ 98,861	0.92%	0.84%	(0.16%)	70%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$31.17	0.19	5.36	5.55	(0.02)	(0.79)	(0.81)	$35.91	17.81%
12/31/2022	$35.69	0.23	(3.83)	(3.60)	(0.02)	(0.90)	(0.92)	$31.17	(10.03%)
12/31/2021	$29.05	0.14	8.72	8.86	(1.20)	(1.02)	(2.22)	$35.69	30.67%
12/31/2020	$28.23	0.14	0.75	0.89	—	(0.07)	(0.07)	$29.05	3.20%
12/31/2019	$22.75	0.09	5.52	5.61	(0.00) (d)	(0.13)	(0.13)	$28.23	24.67%
Institutional Class
12/31/2023	$ 6.58	0.07	1.12	1.19	(0.22)	(0.79)	(1.01)	$ 6.76	18.19%
12/31/2022	$ 8.40	0.08	(0.92)	(0.84)	(0.08)	(0.90)	(0.98)	$ 6.58	(9.70%)
12/31/2021	$ 8.00	0.07	2.40	2.47	(1.05)	(1.02)	(2.07)	$ 8.40	31.17%
12/31/2020	$ 7.84	0.06	0.20	0.26	(0.03)	(0.07)	(0.10)	$ 8.00	3.54%
12/31/2019	$ 6.41	0.05	1.56	1.61	(0.05)	(0.13)	(0.18)	$ 7.84	25.17%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$ 70,367	1.17%	1.09%	0.57%	74%
12/31/2022	$ 62,951	1.14%	1.09%	0.71%	46%
12/31/2021	$ 74,488	1.12%	1.09%	0.41%	40%
12/31/2020	$ 68,753	1.13%	1.09%	0.58%	93%
12/31/2019	$ 65,827	1.13%	1.09%	0.35%	25%
Institutional Class
12/31/2023	$385,952	0.74%	0.74%	1.02%	74%
12/31/2022	$317,543	0.74%	0.74%	1.06%	46%
12/31/2021	$394,560	0.73%	0.73%	0.77%	40%
12/31/2020	$351,671	0.74%	0.74%	0.97%	93%
12/31/2019	$223,721	0.73%	0.73%	0.71%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower S&P Small Cap 600® Index Fund, Empower Small Cap Growth Fund, and Empower Small Cap Value Fund (each a Fund, collectively the Funds) are included herein. Each Fund is diversified as defined in the 1940 Act.  The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower S&P Small Cap 600® Index Fund - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index
Empower Small Cap Growth Fund - seeks long-term capital appreciation
Empower Small Cap Value Fund - seeks long-term capital growth
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower S&P Small Cap 600® Index Fund. The Empower S&P Small Cap 600® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Each Fund generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2023

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2023, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2023

Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid semi-annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:
Empower S&P Small Cap 600® Index Fund
	2023	2022
Ordinary income	$10,150,109	$9,939,571
Long-term capital gain	30,101,584	63,136,446
	$40,251,693	$73,076,017
Empower Small Cap Growth Fund
	2023	2022
Ordinary income	$-	$591,807
Long-term capital gain	28,434	3,511,099
	$28,434	$4,102,906
Empower Small Cap Value Fund
	2023	2022
Ordinary income	$10,822,463	$3,610,055
Long-term capital gain	42,437,873	41,551,687
	$53,260,336	$45,161,742
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Annual Report - December 31, 2023

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Funds have reclassified the below amounts between Undistributed/accumulated earnings to Paid-in Capital for December 31, 2023. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Empower S&P Small Cap 600® Index Fund	$ —	$(1,441,828)	$ 1,441,828
Empower Small Cap Growth Fund	(319,702)	413,079	(93,377)
Empower Small Cap Value Fund	—	6,371,434	(6,371,434)
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Empower S&P Small Cap 600® Index Fund
Undistributed net investment income	$673,159
Undistributed long-term capital gains	15,337,352
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	97,713,377
Tax composition of capital	$113,723,888
Empower Small Cap Growth Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	168,452
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	15,599,733
Tax composition of capital	$15,768,185
Empower Small Cap Value Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	6,453,880
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	56,365,947
Tax composition of capital	$62,819,827
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower S&P Small Cap 600® Index Fund	$748,325,522	$180,476,010	$(82,762,633)	$97,713,377
Empower Small Cap Growth Fund	120,826,888	24,170,437	(8,570,704)	15,599,733
Empower Small Cap Value Fund	395,498,037	76,615,576	(20,249,629)	56,365,947
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Annual Report - December 31, 2023

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
This Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that this Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to this Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. As of December 31, 2023, the Empower S&P Small Cap 600® Index Fund utilized futures contracts.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, This Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by this Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When this Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	85
Average notional long	$7,755,046
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2023 is as follows:
Empower S&P Small Cap 600® Index Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$176,581 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2023

The effect of derivative investments for the year ended December 31, 2023 is as follows:
Empower S&P Small Cap 600® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(923,176)	Net change in unrealized appreciation on futures contracts	$85,224
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America) as of December 31, 2023. As compensation for its services to Empower Funds, the Adviser receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower S&P Small Cap 600® Index Fund	0.19% up to $1 billion dollars
0.14% over $1 billion dollars
0.09% over $2 billion dollars
Empower Small Cap Growth Fund	0.83% up to $1 billion dollars
0.78% over $1 billion dollars
0.73% over $2 billion dollars
Empower Small Cap Value Fund	0.71%
The Adviser contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower S&P Small Cap 600® Index Fund	0.21%
Empower Small Cap Growth Fund	0.84%
Empower Small Cap Value Fund	0.74%
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2023, the amounts subject to recoupment were as follows:
Empower S&P Small Cap 600® Index Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$18,348	$95,525	$74,765	$0

Annual Report - December 31, 2023

Empower Small Cap Growth Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$120,127	$155,131	$149,900	$0
Empower Small Cap Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$19,949	$42,066	$113,843	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the Sub-Advisers below for their services:
Empower S&P Small Cap 600® Index Fund - Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. ILIM receives a monthly compensation for its services at the annual rate of 0.013% of the Fund’s net assets.
Empower Small Cap Growth Fund - Lord, Abbett & Co. LLC and Peregrine Capital Management LLC
Empower Small Cap Value Fund - Hotchkis & Wiley Capital Management, LLC and Loomis, Sayles & Company, L.P.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each fund and Class L shares of the Empower S&P Small Cap 600® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.  The Empower S&P Small Cap 600® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,223,500 for the fiscal year ended December 31, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower S&P Small Cap 600® Index Fund	$242,111,577	$372,089,769
Empower Small Cap Growth Fund	75,148,515	67,289,739
Empower Small Cap Value Fund	351,014,580	341,640,786

Annual Report - December 31, 2023

For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Small Cap Value Fund	$2,111,452	$1,799,032

5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of December 31, 2023, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower S&P Small Cap 600® Index Fund	$21,869,098	$22,928,500
Empower Small Cap Growth Fund	3,039,167	3,172,074
Empower Small Cap Value Fund	5,775,441	6,007,830

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2023.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower S&P Small Cap 600® Index Fund	Total (a)
Common Stocks	$22,928,500
Total secured borrowings	$22,928,500
Empower Small Cap Growth Fund	Total (a)
Common Stocks	$3,172,074
Total secured borrowings	$3,172,074
Empower Small Cap Value Fund	Total (a)
Common Stocks	$6,007,830
Total secured borrowings	$6,007,830
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.

Annual Report - December 31, 2023

6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications.  A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Effective January 12, 2024, the Federal Income Taxes and Distributions to Shareholders section was amended and distributions to shareholders from net investment income of each Fund, if any, are declared and paid annually.
Management has reviewed all events subsequent to December 31, 2023, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred other than what is disclosed above.

Annual Report - December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments of, Empower S&P Small Cap 600 Fund, Empower Small Cap Growth Fund, and Empower Small Cap Value Fund (the “Funds”), three of the funds comprising Empower Funds, Inc., as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, and the results of their operations for the year then ended; the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2024
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2023, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower S&P Small Cap 600® Index Fund	98%
Empower Small Cap Growth Fund	0%
Empower Small Cap Value Fund	67%

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 80	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	Director, Gold, Inc.
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 69	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 80	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A

Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and EAG	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 67	Chief Compliance Officer	Since 2016	Vice President, Compliance Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Vice President, Deputy General Counsel & Corporate Secretary, Empower, Empower of America & Empower of NY; Vice President & Counsel, ECM; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Financial Officer & Treasurer	Since 2021	Vice President, Fund Administration, Empower; Chief Financial Officer & Treasurer, ECM; Vice President & Treasurer, CITs, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds, ECM & ETC	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 56	Assistant Treasurer	Since 2007	Vice President, Fund Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 43	Derivatives Risk Manager	Since 2022	Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Inflation-Protected Securities Fund, Empower Mid Cap Value Fund and other series of Empower Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund, (2) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, and (3) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.

***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.empower.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)  As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)  For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)  During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)  During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)   Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,031,500 for fiscal year 2022 and $1,050,700 for fiscal year 2023.

(b)  Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $42,000 for fiscal year 2022 and $44,680 for fiscal year 2023.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)  Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2022 and $0 for fiscal year 2023.
(d)  All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)   (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation .  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)   (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2022 equaled $1,022,840 and for fiscal year 2023 equaled $1,795,449.
(i)  The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.  INVESTMENTS.
(a)   The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)   Not applicable.
ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.
(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.        DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)   Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
By:	/s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer
Date:February 23, 2024